Document And Entity Information	Oct. 22, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2020
Entity Registrant Name	Patterson-UTI Energy, Inc.
Entity Central Index Key	0000889900
Entity Emerging Growth Company	false
Entity File Number	1-39270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-2504748
Entity Address, Address Line One	10713 W. Sam Houston Pkwy N
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	765-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	PTEN
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true